Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation
Basis of Presentation
2.
Basis of Presentation

Statement of compliance

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

These consolidated financial statements have been prepared on a going concern basis.

Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its subsidiaries. A subsidiary is an entity over which the Company has control. The Company controls an entity when the Company is exposed to, or has the rights to, variable returns from the Company's involvement with the entity and has the ability to affect those returns through the Company's power over the entity.

The results of the Company's subsidiaries are included in the consolidated financial statements from the date that control commences until the date the control ceases. All intercompany transactions and balances have been eliminated.

The Company's most significant subsidiaries at December 31, 2025 are presented below:

Ownership
Arkansas Lithium LLC	100%
SLL El Dorado South LLC	100%
Standard Lithium US Holdings LLC	100%
SWA Lithium Holdings LLC	100%
Texas Lithium Corp.	100%

Basis of presentation

The consolidated financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss, which are stated at their fair value.

The consolidated financial statements are presented in the United States dollar ("USD"), and all values are rounded to the nearest thousand except as otherwise indicated. The functional currency of Standard Lithium Ltd. is the Canadian dollar ("CAD"). For this entity, all transactions not denominated in CAD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date. The functional currency of all subsidiaries is USD. For these entities, all transactions not denominated in USD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date.

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications have no effect on the reported results of operations.

Change in fiscal year-end

On November 18, 2024, the Company changed its fiscal year-end from June 30 to December 31. The decision to change the fiscal year-end to a calendar year-end was to align the Company's reporting cycle more closely with how it plans to manage its business. These consolidated financial statements include the Company's financial results for the period from July 1, 2024, through December 31, 2024, which it refers to as the "six month fiscal period ended December 31, 2024."

Change in presentation currency

Effective July 1, 2024, the Company changed its presentation currency from CAD to USD due to its most significant assets and liabilities being denominated in USD and for consistency with peer companies in the lithium extraction, exploration and production industry. This change has been applied retrospectively. As of and for the year ended June 30, 2024 and all prior periods, the Company's presentation currency was CAD as described in the Company's June 30, 2024 annual consolidated financial statements. The change in accounting policy was applied in accordance with International Accounting Standards ("IAS") 21. The amounts reported in these consolidated financial statements as of June 30, 2024 and the year ended June 30, 2024 have been remeasured in USD based on the closing exchange rate on June 30, 2024 and the average rate for the year ended June 30, 2024, as listed below. The accounting policy used to translate equity items prior to June 30, 2024, was to use the historical rate for each equity transaction that occurred to recreate the historical amounts.

The exchange rates used to reflect the change in presentation currency were as follows:

For the year ended June 30,
CAD - USD exchange rate	2024
Closing rate	0.7310
Average rate	0.7301

Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent assets and liabilities as of the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

The estimates and judgments that affect the application of the Company's accounting policies and disclosures and have a significant risk of causing a material adjustment to the carrying amounts of assets, liabilities, income and expenses are discussed below.

Assessment of Impairment indicators

At each reporting period end, management applies judgment in assessing whether there are any indicators of impairment relating to exploration and evaluation assets. If there are indicators of impairment, the recoverable amount of the related asset is estimated in order to determine the extent of any impairment. An impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount.

Valuation of other assets and liabilities at fair value

The Company periodically measures and records certain assets and liabilities at fair value. The assets and liabilities that the Company measures and records at fair value on a recurring basis include its financial assets and investment in Aqualung. Other assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances. The assets and liabilities that the Company measures and records at fair value on a nonrecurring basis can include investments in joint ventures and other long-lived assets that are written down to fair value when they are determined to be impaired or held for sale. The valuation methods used by the Company to measure the fair values of these assets and liabilities may require considerable management judgment and estimates to derive the inputs necessary to determine fair value estimates, such as future prices, discount rates and current market volatility factors.